[Innovo Group Inc. Letterhead]

May 2, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re:
  Innovo Group Inc—Pre-Effective Amendment No. 1 to Registration Statement on Form S-3 (Reg. No. 333-123088)

Ladies and Gentlemen:

        With this letter, Innovo Group Inc. ("Innovo") is filing with the Securities and Exchange Commission by EDGAR a Pre-Effective Amendment No. 1 to Registration Statement on Form S-3 under the Securities Act of 1933, as amended, providing for the registration for resale of up to 1,062,378 shares of our common stock, which may be offered from time to time by the selling stockholders identified on the Pre-Effective Amendment No. 1 to Form S-3. This Pre-Effective Amendment No. 1 to Form S-3 amends our Form S-3 previously filed with the Securities and Exchange Commission on March 2, 2005 (File No. 333-123088) to incorporate by reference the following additional documents:

  1.
  our Amendment No. 1 to our Annual Report on Form 10-K for the fiscal year ended November 27, 2005 filed on March 28, 2005;

  2.
  our Amendment No. 2 to our Annual Report on Form 10-K for the fiscal year ended November 27, 2005 filed on April 28, 2005;

  3.
  our Quarterly Report on Form 10-Q for the three months ended February 27, 2005;

  4.
  our Definitive Proxy Statement on Schedule 14A filed on April 26, 2005; and

  5.
  our Current Report on Form 8-K filed on April 25, 2005

        In addition, Innovo made certain changes to its total shares outstanding and share prices to reflect a date as reasonably practicable to the date of this filing.

        Innovo has previously transmitted $527.68 by wire transfer in payment of the registration fee for the shares being registered for resale.

        If you have any questions with respect to this filing, please do not hesitate to call me at (323) 725-5572 or Erica Mc Grady with Akin Gump Strauss Hauer & Feld LLP at (202) 887-4327.

Very truly yours,
/s/ Samuel J. Furrow, Jr.
Samuel J. Furrow, Jr. Chief Executive Officer